Document and Entity Information	Jun. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2022
Entity Registrant Name	Home Point Capital Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39964
Entity Tax Identification Number	90-1116426
Entity Address, Address Line One	2211 Old Earhart Road
Entity Address, Address Line Two	, Suite 250
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48105
City Area Code	888
Local Phone Number	616-6866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001830197
Title of 12(b) Security	Common Stock, par value $0.0000000072 per share
Trading Symbol	HMPT
Security Exchange Name	NASDAQ